THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Alger Large Cap Growth Portfolio

Alger Growth & Income Portfolio

Alger Mid Cap Growth Portfolio

Alger Weatherbie Specialized Growth Portfolio

Alger Small Cap Growth Portfolio

Alger Balanced Portfolio

QUARTERLY REPORT SEPTEMBER 30, 2022

Alger is a signatory to the PRI and carbon neutral.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—97.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.9%
HEICO Corp.	6,355	$914,993
Lockheed Martin Corp.	7,212	2,785,923
TransDigm Group, Inc.*	12,894	6,767,029
		10,467,945
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	4,610	1,539,233
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Capri Holdings Ltd.*	32,338	1,243,073
LVMH Moet Hennessy Louis Vuitton SE	5,155	3,039,103
		4,282,176
APPLICATION SOFTWARE—4.8%
Cadence Design Systems, Inc.*	15,767	2,576,801
Datadog, Inc., Cl. A*	25,107	2,228,999
Intuit, Inc.	24,611	9,532,333
The Trade Desk, Inc., Cl. A*	49,535	2,959,716
		17,297,849
AUTO PARTS & EQUIPMENT—0.1%
Aptiv PLC*	6,458	505,080
AUTOMOBILE MANUFACTURERS—3.8%
Tesla, Inc.*	51,783	13,735,441
BIOTECHNOLOGY—4.4%
AbbVie, Inc.	39,648	5,321,158
Biogen, Inc.*	3,447	920,349
Natera, Inc.*	105,576	4,626,340
Vertex Pharmaceuticals, Inc.*	17,565	5,085,770
		15,953,617
CASINOS & GAMING—2.8%
Las Vegas Sands Corp.*	44,639	1,674,856
MGM Resorts International	281,374	8,362,435
		10,037,291
COAL & CONSUMABLE FUELS—0.2%
Cameco Corp.	28,784	763,064
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.1%
Wabtec Corp.	5,813	472,887
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Marqeta, Inc., Cl. A*	146,058	1,039,933
PayPal Holdings, Inc.*	25,313	2,178,690
Visa, Inc., Cl. A	60,372	10,725,086
		13,943,709
DIVERSIFIED SUPPORT SERVICES—0.3%
Cintas Corp.	3,004	1,166,123
ELECTRIC UTILITIES—1.4%
NextEra Energy, Inc.	66,268	5,196,074
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
AMETEK, Inc.	9,230	1,046,774
Eaton Corp. PLC	43,629	5,818,364
Generac Holdings, Inc.*	7,371	1,313,070
		8,178,208

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.9% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—1.1%
S&P Global, Inc.	13,424	$4,099,018
HEALTHCARE DISTRIBUTORS—1.7%
McKesson Corp.	17,733	6,026,915
HEALTHCARE EQUIPMENT—1.7%
Edwards Lifesciences Corp.*	25,037	2,068,807
Intuitive Surgical, Inc.*	17,886	3,352,552
Shockwave Medical, Inc.*	2,311	642,620
		6,063,979
HEALTHCARE FACILITIES—1.1%
Acadia Healthcare Co., Inc.*	49,448	3,865,845
HYPERMARKETS & SUPER CENTERS—0.9%
Costco Wholesale Corp.	7,132	3,368,230
INTERACTIVE HOME ENTERTAINMENT—0.6%
Take-Two Interactive Software, Inc.*	20,099	2,190,791
INTERACTIVE MEDIA & SERVICES—4.5%
Alphabet, Inc., Cl. C*	170,608	16,403,959
INTERNET & DIRECT MARKETING RETAIL—10.2%
Alibaba Group Holding Ltd.#,*	48,638	3,890,554
Amazon.com, Inc.*	249,478	28,191,014
Farfetch Ltd., Cl. A*	124,548	927,883
Meituan, Cl. B*	62,471	1,312,911
MercadoLibre, Inc.*	3,443	2,850,046
		37,172,408
INTERNET SERVICES & INFRASTRUCTURE—0.2%
MongoDB, Inc., Cl. A*	3,736	741,820
LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	14,045	3,028,664
LIFE SCIENCES TOOLS & SERVICES—3.5%
Danaher Corp.	48,532	12,535,330
MANAGED HEALTHCARE—5.2%
Centene Corp.*	53,881	4,192,481
Humana, Inc.	6,415	3,112,494
UnitedHealth Group, Inc.	22,806	11,517,942
		18,822,917
MOVIES & ENTERTAINMENT—3.5%
Live Nation Entertainment, Inc.*	103,841	7,896,069
Netflix, Inc.*	14,081	3,315,231
The Walt Disney Co.*	14,675	1,384,293
		12,595,593
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Antero Resources Corp.*	63,759	1,946,562
Devon Energy Corp.	28,611	1,720,380
Pioneer Natural Resources Co.	26,331	5,701,451
		9,368,393
OIL & GAS STORAGE & TRANSPORTATION—1.1%
Cheniere Energy, Inc.	24,161	4,008,551

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.9% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.9%
AstraZeneca PLC#	51,274	$2,811,866
Eli Lilly & Co.	12,872	4,162,161
		6,974,027
REGIONAL BANKS—0.8%
Signature Bank	20,067	3,030,117
RESTAURANTS—1.5%
Domino’s Pizza, Inc.	8,343	2,587,999
Shake Shack, Inc., Cl. A*	40,532	1,823,129
Starbucks Corp.	11,080	933,601
		5,344,729
SEMICONDUCTOR EQUIPMENT—0.4%
SolarEdge Technologies, Inc.*	5,695	1,318,165
SEMICONDUCTORS—4.8%
Advanced Micro Devices, Inc.*	113,066	7,163,862
First Solar, Inc.*	24,647	3,260,059
Marvell Technology, Inc.	79,249	3,400,574
NVIDIA Corp.	26,668	3,237,228
ON Semiconductor Corp.*	7,284	454,012
		17,515,735
SPECIALTY CHEMICALS—1.1%
Albemarle Corp.	12,054	3,187,560
The Sherwin-Williams Co.	4,409	902,742
		4,090,302
SYSTEMS SOFTWARE—13.9%
Crowdstrike Holdings, Inc., Cl. A*	12,891	2,124,566
Microsoft Corp.	181,809	42,343,316
Palo Alto Networks, Inc.*	27,173	4,450,665
ServiceNow, Inc.*	4,667	1,762,306
		50,680,853
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.7%
Apple, Inc.	150,798	20,840,284
TRUCKING—0.6%
Uber Technologies, Inc.*	76,256	2,020,784
TOTAL COMMON STOCKS
(Cost $310,353,995)		355,646,106

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	6,689	324,483
(Cost $462,008)		324,483

REAL ESTATE INVESTMENT TRUST—0.6%	SHARES	VALUE
SPECIALIZED—0.6%
Crown Castle International Corp.	15,673	2,265,532
(Cost $2,819,331)		2,265,532

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2022 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	19	$551,684
(Cost $475,000)		551,684
Total Investments
(Cost $314,110,334)	98.8%	$358,787,805
Affiliated Securities (Cost $475,000)		551,684
Unaffiliated Securities (Cost $313,635,334)		358,236,121
Other Assets in Excess of Liabilities	1.2%	4,508,958
NET ASSETS	100.0%	$363,296,763

#	American Depositary Receipts.

*	Non-income producing security.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee.

(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2022
Chime Financial, Inc., Series G	8/24/21	$462,008	0.07%	$324,483	0.09%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	475,000	0.08%	551,684	0.15%
Total				$876,167	0.24%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
AEROSPACE & DEFENSE—4.8%
HEICO Corp.	67,451	$9,711,595
TransDigm Group, Inc.*	4,782	2,509,689
		12,221,284
APPLICATION SOFTWARE—3.3%
Bill.com Holdings, Inc.*	12,101	1,601,809
Datadog, Inc., Cl. A*	45,757	4,062,307
Paycom Software, Inc.*	8,064	2,661,039
		8,325,155
AUTOMOBILE MANUFACTURERS—5.5%
Tesla, Inc.*	51,882	13,761,701
BIOTECHNOLOGY—4.2%
Biogen, Inc.*	20,691	5,524,497
Vertex Pharmaceuticals, Inc.*	17,055	4,938,105
		10,462,602
CASINOS & GAMING—1.4%
MGM Resorts International	120,804	3,590,295
DATA PROCESSING & OUTSOURCED SERVICES—4.7%
Marqeta, Inc., Cl. A*	395,006	2,812,443
PayPal Holdings, Inc.*	26,376	2,270,182
Visa, Inc., Cl. A	38,376	6,817,496
		11,900,121
DIVERSIFIED BANKS—1.0%
JPMorgan Chase & Co.	23,009	2,404,441
DIVERSIFIED SUPPORT SERVICES—0.9%
Cintas Corp.	5,916	2,296,532
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Generac Holdings, Inc.*	15,510	2,762,951
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
Teledyne Technologies, Inc.*	5,852	1,974,874
FOOTWEAR—0.7%
NIKE, Inc., Cl. B	22,736	1,889,816
HEALTHCARE DISTRIBUTORS—3.2%
McKesson Corp.	24,066	8,179,311
HEALTHCARE FACILITIES—2.4%
Acadia Healthcare Co., Inc.*	77,464	6,056,136
HEALTHCARE TECHNOLOGY—0.9%
Veeva Systems, Inc., Cl. A*	13,489	2,224,066
HOTELS RESORTS & CRUISE LINES—1.9%
Airbnb, Inc., Cl. A*	44,870	4,713,145
HYPERMARKETS & SUPER CENTERS—1.1%
Costco Wholesale Corp.	6,069	2,866,207
INTERACTIVE MEDIA & SERVICES—4.2%
Alphabet, Inc., Cl. C*	109,081	10,488,138
INTERNET & DIRECT MARKETING RETAIL—9.0%
Amazon.com, Inc.*	133,340	15,067,420
MercadoLibre, Inc.*	9,223	7,634,615
		22,702,035

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—0.7%
Shopify, Inc., Cl. A*	63,712	$1,716,401
LIFE SCIENCES TOOLS & SERVICES—2.1%
Sartorius AG	15,478	5,353,633
MANAGED HEALTHCARE—1.9%
UnitedHealth Group, Inc.	9,539	4,817,577
MOVIES & ENTERTAINMENT—3.1%
Live Nation Entertainment, Inc.*	25,539	1,941,986
Netflix, Inc.*	13,310	3,133,706
The Walt Disney Co.*	28,501	2,688,499
		7,764,191
MUTUAL FUNDS—3.9%
Alger 35 ETF*,(a)	364,137	4,796,959
Alger 35 Fund, Cl. Z(a)	559,342	5,067,635
		9,864,594
OIL & GAS EQUIPMENT & SERVICES—1.4%
Baker Hughes Co., Cl. A	169,299	3,548,507
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Pioneer Natural Resources Co.	15,967	3,457,335
PERSONAL PRODUCTS—0.9%
The Estee Lauder Cos., Inc., Cl. A	11,059	2,387,638
PHARMACEUTICALS—2.3%
AstraZeneca PLC#	104,922	5,753,923
RESEARCH & CONSULTING SERVICES—1.3%
CoStar Group, Inc.*	45,255	3,152,011
SEMICONDUCTOR EQUIPMENT—7.4%
Applied Materials, Inc.	126,628	10,374,632
Lam Research Corp.	5,145	1,883,070
SolarEdge Technologies, Inc.*	27,785	6,431,116
		18,688,818
SEMICONDUCTORS—3.4%
Advanced Micro Devices, Inc.*	106,178	6,727,438
NVIDIA Corp.	14,631	1,776,057
		8,503,495
SYSTEMS SOFTWARE—9.2%
Crowdstrike Holdings, Inc., Cl. A*	27,555	4,541,340
Microsoft Corp.	80,098	18,654,824
		23,196,164
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	122,613	16,945,117
TOTAL COMMON STOCKS
(Cost $266,450,332)		243,968,214

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.9%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	76	$2,206,736
(Cost $1,900,000)		2,206,736
Total Investments
(Cost $268,350,332)	97.7%	$246,174,950
Affiliated Securities (Cost $16,511,382)		12,071,330
Unaffiliated Securities (Cost $251,838,950)		234,103,620
Other Assets in Excess of Liabilities	2.3%	5,890,883
NET ASSETS	100.0%	$252,065,833

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee.
#	American Depositary Receipts.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,900,000	0.51%	$2,206,736	0.88%
Total				$2,206,736	0.88%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—94.1%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
General Dynamics Corp.	1,038	$220,233
Raytheon Technologies Corp.	2,312	189,260
TransDigm Group, Inc.*	270	141,701
		551,194
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
BlackRock, Inc., Cl. A	786	432,520
Blackstone, Inc.	3,822	319,901
The Carlyle Group, Inc.	3,791	97,960
		850,381
BIOTECHNOLOGY—3.4%
AbbVie, Inc.	5,196	697,355
Amgen, Inc.	747	168,374
Gilead Sciences, Inc.	2,344	144,601
		1,010,330
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	3,458	170,203
CABLE & SATELLITE—0.9%
Comcast Corp., Cl. A	9,574	280,805
COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,062	90,584
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	7,666	306,640
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	1,593	127,934
COPPER—0.4%
Southern Copper Corp.	2,680	120,171
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Visa, Inc., Cl. A	2,528	449,099
DIVERSIFIED BANKS—3.9%
Bank of America Corp.	13,503	407,791
JPMorgan Chase & Co.	7,268	759,506
		1,167,297
ELECTRIC UTILITIES—0.9%
NextEra Energy, Inc.	3,539	277,493
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Eaton Corp. PLC	2,902	387,011
FINANCIAL EXCHANGES & DATA—1.3%
CME Group, Inc., Cl. A	2,174	385,081
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	2,695	190,563
GOLD—0.2%
Newmont Corp.	1,676	70,442
HEALTHCARE EQUIPMENT—0.7%
Medtronic PLC	2,707	218,590
HEALTHCARE SERVICES—1.6%
CVS Health Corp.	4,982	475,133
HOME IMPROVEMENT RETAIL—2.6%
The Home Depot, Inc.	2,864	790,292

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	3,902	$492,627
HYPERMARKETS & SUPER CENTERS—0.9%
Walmart, Inc.	2,126	275,742
INDUSTRIAL CONGLOMERATES—1.9%
Honeywell International, Inc.	3,450	576,046
INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	1,426	331,873
INDUSTRIAL MACHINERY—0.5%
Parker-Hannifin Corp.	606	146,840
INTEGRATED OIL & GAS—4.1%
Chevron Corp.	4,105	589,765
Exxon Mobil Corp.	4,771	416,556
TotalEnergies SE#	4,622	215,016
		1,221,337
INTEGRATED TELECOMMUNICATION SERVICES—1.6%
AT&T, Inc.	7,545	115,740
Verizon Communications, Inc.	9,485	360,146
		475,886
INTERACTIVE MEDIA & SERVICES—6.6%
Alphabet, Inc., Cl. A*	9,540	912,501
Alphabet, Inc., Cl. C*	9,080	873,042
Meta Platforms, Inc., Cl. A*	1,566	212,475
		1,998,018
INTERNET & DIRECT MARKETING RETAIL—2.4%
Amazon.com, Inc.*	6,352	717,776
INVESTMENT BANKING & BROKERAGE—2.5%
Morgan Stanley	9,310	735,583
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	745	160,652
MANAGED HEALTHCARE—3.5%
UnitedHealth Group, Inc.	2,092	1,056,544
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,413	149,461
MULTI-UTILITIES—0.7%
Sempra Energy	1,469	220,262
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Pioneer Natural Resources Co.	838	181,452
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,482	127,178

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—7.3%
AstraZeneca PLC#	4,694	$257,419
Bristol-Myers Squibb Co.	2,791	198,412
Eli Lilly & Co.	1,121	362,475
GSK PLC#	3,145	92,557
Johnson & Johnson	3,789	618,971
Merck & Co., Inc.	2,728	234,936
Novartis AG#	1,988	151,108
Pfizer, Inc.	6,356	278,139
		2,194,017
RAILROADS—0.7%
Union Pacific Corp.	1,121	218,393
RESTAURANTS—1.6%
McDonald’s Corp.	1,151	265,582
Starbucks Corp.	2,588	218,065
		483,647
SEMICONDUCTOR EQUIPMENT—2.5%
KLA Corp.	2,485	752,035
SEMICONDUCTORS—4.5%
Broadcom, Inc.	1,505	668,235
QUALCOMM, Inc.	4,467	504,682
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	191,625
		1,364,542
SOFT DRINKS—3.4%
PepsiCo, Inc.	3,494	570,430
The Coca-Cola Co.	8,238	461,493
		1,031,923
SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	10,733	2,499,716
Oracle Corp.	2,233	136,369
		2,636,085
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.5%
Apple, Inc.	18,449	2,549,652
TOBACCO—1.2%
Altria Group, Inc.	5,257	212,278
Philip Morris International, Inc.	1,906	158,217
		370,495
TOTAL COMMON STOCKS
(Cost $13,014,388)		28,387,309
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP	4,055	216,375
(Cost $134,201)		216,375

REAL ESTATE INVESTMENT TRUST—4.3%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	2,809	180,675
INDUSTRIAL—0.4%
Prologis, Inc.	1,199	121,819

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.3% (CONT.)	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	8,442	$197,036
RETAIL—0.7%
Simon Property Group, Inc.	2,280	204,630
SPECIALIZED—2.0%
Crown Castle International Corp.	3,024	437,119
Lamar Advertising Co., Cl. A	2,090	172,404
		609,523
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,161,151)		1,313,683
Total Investments
(Cost $14,309,740)	99.1%	$29,917,367
Unaffiliated Securities (Cost $14,309,740)		29,917,367
Other Assets in Excess of Liabilities	0.9%	260,534
NET ASSETS	100.0%	$30,177,901

#	American Depositary Receipts.

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—92.5%	SHARES	VALUE
AEROSPACE & DEFENSE—4.5%
HEICO Corp.	21,748	$3,131,277
TransDigm Group, Inc.*	4,217	2,213,166
		5,344,443
AIR FREIGHT & LOGISTICS—0.9%
GXO Logistics, Inc.*	32,202	1,129,002
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Lululemon Athletica, Inc.*	7,002	1,957,479
APPAREL RETAIL—2.0%
Aritzia, Inc.*	72,256	2,374,357
APPLICATION SOFTWARE—14.3%
Bill.com Holdings, Inc.*	7,119	942,342
Cadence Design Systems, Inc.*	14,965	2,445,730
Constellation Software, Inc.	1,145	1,593,276
Datadog, Inc., Cl. A*	14,075	1,249,578
Manhattan Associates, Inc.*	17,591	2,340,131
Paycom Software, Inc.*	8,228	2,715,158
Sprout Social, Inc., Cl. A*	27,513	1,669,489
The Descartes Systems Group, Inc.*	15,280	970,252
The Trade Desk, Inc., Cl. A*	52,089	3,112,318
		17,038,274
AUTOMOTIVE RETAIL—2.6%
AutoZone, Inc.*	1,447	3,099,373
BIOTECHNOLOGY—4.4%
Alkermes PLC*	29,944	668,650
Apellis Pharmaceuticals, Inc.*	14,221	971,294
Celldex Therapeutics, Inc.*	22,710	638,378
Natera, Inc.*	39,084	1,712,661
Prometheus Biosciences, Inc.*	21,906	1,292,673
		5,283,656
BUILDING PRODUCTS—1.1%
Trex Co., Inc.*	31,061	1,364,820
CASINOS & GAMING—2.0%
MGM Resorts International	79,223	2,354,508
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.6%
Wabtec Corp.	9,073	738,089
DIVERSIFIED METALS & MINING—1.4%
MP Materials Corp.*	59,337	1,619,900
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
AMETEK, Inc.	11,000	1,247,510
Generac Holdings, Inc.*	12,013	2,139,996
		3,387,506
ELECTRONIC COMPONENTS—0.6%
Amphenol Corp., Cl. A	10,520	704,419
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.4%
908 Devices, Inc.*	103,023	1,694,728
Novanta, Inc.*	9,944	1,150,024
		2,844,752

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—92.5% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—1.6%
MSCI, Inc., Cl. A	4,579	$1,931,376
HEALTHCARE DISTRIBUTORS—2.3%
McKesson Corp.	8,247	2,802,908
HEALTHCARE EQUIPMENT—2.2%
Insulet Corp.*	11,655	2,673,657
HEALTHCARE FACILITIES—1.9%
Acadia Healthcare Co., Inc.*	28,730	2,246,111
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	12,189	2,009,722
HOTELS RESORTS & CRUISE LINES—1.7%
Hilton Worldwide Holdings, Inc.	16,563	1,997,829
HYPERMARKETS & SUPER CENTERS—2.6%
BJ’s Wholesale Club Holdings, Inc.*	42,781	3,114,885
INSURANCE BROKERS—0.3%
Ryan Specialty Holdings, Inc.*	7,439	302,172
INTERACTIVE HOME ENTERTAINMENT—1.2%
Take-Two Interactive Software, Inc.*	13,590	1,481,310
INTERNET SERVICES & INFRASTRUCTURE—0.6%
MongoDB, Inc., Cl. A*	3,808	756,117
IT CONSULTING & OTHER SERVICES—1.2%
EPAM Systems, Inc.*	3,808	1,379,220
LIFE SCIENCES TOOLS & SERVICES—3.1%
Bio-Techne Corp.	5,620	1,596,080
West Pharmaceutical Services, Inc.	8,792	2,163,535
		3,759,615
METAL & GLASS CONTAINERS—0.2%
Ball Corp.	5,826	281,512
MOVIES & ENTERTAINMENT—3.8%
Liberty Media Corp.-Liberty Formula One, Cl. C*	21,586	1,262,781
Live Nation Entertainment, Inc.*	43,520	3,309,261
		4,572,042
MUTUAL FUNDS—3.3%
Alger Mid Capital 40 ETF(a)	335,165	3,938,960
OIL & GAS EQUIPMENT & SERVICES—2.0%
Baker Hughes Co., Cl. A	111,614	2,339,429
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Diamondback Energy, Inc.	27,511	3,313,975
PHARMACEUTICALS—0.6%
Jazz Pharmaceuticals PLC*	5,774	769,616
REGIONAL BANKS—2.9%
First Republic Bank	11,136	1,453,805
SVB Financial Group*	5,953	1,998,898
		3,452,703
RESEARCH & CONSULTING SERVICES—1.9%
CoStar Group, Inc.*	32,953	2,295,176

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—92.5% (CONT.)	SHARES	VALUE
RESTAURANTS—1.7%
Chipotle Mexican Grill, Inc., Cl. A*	391	$587,579
The Cheesecake Factory, Inc.	48,092	1,408,134
		1,995,713
SEMICONDUCTOR EQUIPMENT—4.4%
Enphase Energy, Inc.*	4,006	1,111,545
KLA Corp.	4,736	1,433,256
Onto Innovation, Inc.*	16,666	1,067,457
SolarEdge Technologies, Inc.*	6,971	1,613,508
		5,225,766
SEMICONDUCTORS—1.9%
Microchip Technology, Inc.	28,406	1,733,618
ON Semiconductor Corp.*	9,519	593,319
		2,326,937
SYSTEMS SOFTWARE—3.2%
Crowdstrike Holdings, Inc., Cl. A*	8,045	1,325,897
Palo Alto Networks, Inc.*	15,051	2,465,203
		3,791,100
TRUCKING—2.2%
Old Dominion Freight Line, Inc.	10,649	2,649,152
TOTAL COMMON STOCKS
(Cost $125,900,817)		110,647,581

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	—
(Cost $766,885)		—

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(b),(c)	425,098	267,812
(Cost $227,341)		267,812

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
Crown Castle International Corp.	7,220	1,043,651
(Cost $1,385,046)		1,043,651

SPECIAL PURPOSE VEHICLE—1.2%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	35	1,016,260
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	385,021
		1,401,281
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,200,000)		1,401,281
Total Investments
(Cost $129,480,089)	94.8%	$113,360,325
Affiliated Securities (Cost $8,708,275)		5,340,241
Unaffiliated Securities (Cost $120,771,814)		108,020,084
Other Assets in Excess of Liabilities	5.2%	6,196,780
NET ASSETS	100.0%	$119,557,105

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

*	Non-income producing security.

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee.

(c)	Contingent Deferred Rights.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$875,000	0.50%	$1,016,260	0.85%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.18%	385,021	0.32%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	0	0.00%
Tolero CDR	2/6/17	227,341	0.18%	267,812	0.23%
Total				$1,669,093	1.40%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—95.3%	SHARES	VALUE
ADVERTISING—0.7%
TechTarget, Inc.*	286	$16,931
AEROSPACE & DEFENSE—0.6%
Kratos Defense & Security Solutions, Inc.*	1,441	14,641
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Canada Goose Holdings, Inc.*	1,034	15,758
APPAREL RETAIL—0.9%
MYT Netherlands Parent BV#,*	1,913	22,038
APPLICATION SOFTWARE—8.7%
Ebix, Inc.	523	9,921
Everbridge, Inc.*	24	741
SEMrush Holdings, Inc., Cl. A*	255	2,859
SPS Commerce, Inc.*	1,152	143,113
Vertex, Inc., Cl. A*	3,920	53,586
		210,220
ASSET MANAGEMENT & CUSTODY BANKS—6.6%
Hamilton Lane, Inc., Cl. A	1,286	76,659
StepStone Group, Inc., Cl. A	3,363	82,427
		159,086
BIOTECHNOLOGY—3.0%
ACADIA Pharmaceuticals, Inc.*	1,724	28,205
Natera, Inc.*	560	24,539
Ultragenyx Pharmaceutical, Inc.*	445	18,427
		71,171
CONSTRUCTION & ENGINEERING—3.5%
Ameresco, Inc., Cl. A*	1,267	84,230
CONSUMER FINANCE—0.4%
LendingTree, Inc.*	154	3,674
Upstart Holdings, Inc.*	262	5,447
		9,121
EDUCATION SERVICES—3.4%
Chegg, Inc.*	3,943	83,079
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
Novanta, Inc.*	380	43,947
ENVIRONMENTAL & FACILITIES SERVICES—10.9%
Casella Waste Systems, Inc., Cl. A*	1,848	141,169
Montrose Environmental Group, Inc.*	3,643	122,587
		263,756
GENERAL MERCHANDISE STORES—1.2%
Ollie’s Bargain Outlet Holdings, Inc.*	545	28,122
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	1,051	7,252
HEALTHCARE EQUIPMENT—8.5%
Glaukos Corp.*	1,613	85,876
Inogen, Inc.*	1,193	28,966
Inspire Medical Systems, Inc.*	173	30,685
Nevro Corp.*	1,253	58,390
		203,917

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—95.3% (CONT.)	SHARES	VALUE
HEALTHCARE FACILITIES—1.1%
US Physical Therapy, Inc.	358	$27,215
HEALTHCARE SERVICES—1.6%
Agiliti, Inc.*	2,614	37,406
HEALTHCARE TECHNOLOGY—2.0%
Definitive Healthcare Corp., Cl. A*	3,073	47,754
INSURANCE BROKERS—0.2%
Goosehead Insurance, Inc., Cl. A*	121	4,312
INTERNET & DIRECT MARKETING RETAIL—0.8%
Xometry, Inc., Cl. A*	345	19,593
IT CONSULTING & OTHER SERVICES—8.1%
CI&T, Inc., Cl. A*	3,767	35,372
Globant SA*	628	117,486
Grid Dynamics Holdings, Inc.*	2,286	42,817
		195,675
LEISURE FACILITIES—2.4%
Planet Fitness, Inc., Cl. A*	998	57,545
LEISURE PRODUCTS—0.3%
Latham Group, Inc.*	1,955	7,019
MANAGED HEALTHCARE—2.0%
Progyny, Inc.*	1,275	47,252
OIL & GAS EQUIPMENT & SERVICES—4.3%
Core Laboratories NV	4,596	61,954
Dril-Quip, Inc.*	2,139	41,753
		103,707
PHARMACEUTICALS—0.7%
Aerie Pharmaceuticals, Inc.*	1,059	16,023
REAL ESTATE SERVICES—5.8%
FirstService Corp.	1,184	140,908
REGIONAL BANKS—2.4%
Seacoast Banking Corp. of Florida	1,939	58,616
RESTAURANTS—0.9%
Wingstop, Inc.	169	21,196
SEMICONDUCTORS—2.5%
Impinj, Inc.*	757	60,583
SPECIALTY STORES—0.0%
National Vision Holdings, Inc.*	3	98
SYSTEMS SOFTWARE—0.9%
Rapid7, Inc.*	486	20,849
THRIFTS & MORTGAGE FINANCE—1.9%
Axos Financial, Inc.*	1,354	46,347
TRADING COMPANIES & DISTRIBUTORS—6.2%
SiteOne Landscape Supply, Inc.*	841	87,582
Transcat, Inc.*	826	62,520
		150,102
TOTAL COMMON STOCKS
(Cost $2,900,935)		2,295,469

THE ALGER PORTFOLIOS | ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	$—
(Cost $47,768)		—
Total Investments
(Cost $2,948,703)	95.3%	$2,295,469
Affiliated Securities (Cost $47,768)		–
Unaffiliated Securities (Cost $2,900,935)		2,295,469
Other Assets in Excess of Liabilities	4.7%	112,676
NET ASSETS	100.0%	$2,408,145

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee.

#	American Depositary Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—94.9%	SHARES	VALUE
ADVERTISING—0.3%
Magnite, Inc.*	76,277	$501,140
AEROSPACE & DEFENSE—3.9%
HEICO Corp.	23,360	3,363,373
Hexcel Corp.	13,942	721,080
Mercury Systems, Inc.*	47,923	1,945,674
		6,030,127
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Capri Holdings Ltd.*	46,798	1,798,915
APPAREL RETAIL—1.5%
Aritzia, Inc.*	51,627	1,696,481
Victoria’s Secret & Co.*	22,808	664,169
		2,360,650
APPLICATION SOFTWARE—22.3%
ACI Worldwide, Inc.*	15,921	332,749
Avalara, Inc.*	43,526	3,995,687
Bill.com Holdings, Inc.*	18,875	2,498,484
Blackbaud, Inc.*	27,285	1,202,177
Blackline, Inc.*	33,492	2,006,171
Digital Turbine, Inc.*	23,479	338,332
Everbridge, Inc.*	44,125	1,362,580
ForgeRock, Inc., Cl. A*	12,807	186,086
Guidewire Software, Inc.*	23,126	1,424,099
HubSpot, Inc.*	7,232	1,953,508
Manhattan Associates, Inc.*	29,919	3,980,124
Paycom Software, Inc.*	12,728	4,200,113
Q2 Holdings, Inc.*	57,411	1,848,634
SEMrush Holdings, Inc., Cl. A*	42,174	472,770
Smartsheet, Inc., Cl. A*	25,678	882,296
Sprout Social, Inc., Cl. A*	32,193	1,953,471
SPS Commerce, Inc.*	35,473	4,406,811
Vertex, Inc., Cl. A*	90,085	1,231,462
		34,275,554
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.	4,053	453,328
BIOTECHNOLOGY—2.8%
Alkermes PLC*	17,589	392,762
CareDx, Inc.*	117,423	1,998,540
Celldex Therapeutics, Inc.*	14,098	396,295
Karuna Therapeutics, Inc.*	6,896	1,551,117
		4,338,714
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
DLocal Ltd., Cl. A*	74,427	1,527,242
Marqeta, Inc., Cl. A*	69,329	493,623
		2,020,865
DIVERSIFIED SUPPORT SERVICES—0.5%
IAA, Inc.*	22,497	716,529
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Sunrun, Inc.*	32,653	900,896

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
908 Devices, Inc.*	45,060	$741,237
Cognex Corp.	55,033	2,281,118
		3,022,355
FOOD DISTRIBUTORS—2.3%
The Chefs’ Warehouse, Inc.*	42,208	1,222,766
US Foods Holding Corp.*	85,561	2,262,233
		3,484,999
HEALTHCARE DISTRIBUTORS—0.1%
PetIQ, Inc., Cl. A*	27,367	188,832
HEALTHCARE EQUIPMENT—9.3%
CryoPort, Inc.*	64,866	1,580,136
Impulse Dynamics NV, Series E*,@,(a)	483,655	1,596,062
Inmode Ltd.*	66,689	1,941,317
Inogen, Inc.*	49,990	1,213,757
Insulet Corp.*	12,607	2,892,046
Mesa Laboratories, Inc.	10,694	1,506,036
Paragon 28, Inc.*	32,078	571,630
QuidelOrtho Corp.*	21,037	1,503,724
Tandem Diabetes Care, Inc.*	31,497	1,507,131
		14,311,839
HEALTHCARE SERVICES—1.5%
Guardant Health, Inc.*	30,749	1,655,219
Privia Health Group, Inc.*	21,060	717,303
		2,372,522
HEALTHCARE SUPPLIES—1.8%
Neogen Corp.*	193,938	2,709,314
HEALTHCARE TECHNOLOGY—2.7%
Convey Health Solutions Holdings, Inc.*	60,493	635,781
Definitive Healthcare Corp., Cl. A*	14,299	222,207
Doximity, Inc., Cl. A*	8,144	246,112
Renalytix PLC#,*	68,833	88,106
Sophia Genetics SA*	34,745	91,379
Veeva Systems, Inc., Cl. A*	17,204	2,836,596
		4,120,181
HOMEBUILDING—0.3%
Skyline Champion Corp.*	10,267	542,816
HOMEFURNISHING RETAIL—0.5%
Arhaus, Inc., Cl. A*	21,403	150,891
Bed Bath & Beyond, Inc.*	91,102	554,811
		705,702
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Upwork, Inc.*	57,714	786,065
HYPERMARKETS & SUPER CENTERS—3.5%
BJ’s Wholesale Club Holdings, Inc.*	74,281	5,408,400
INDUSTRIAL MACHINERY—0.4%
Gates Industrial Corp. PLC*	69,150	674,904
INTERACTIVE HOME ENTERTAINMENT—1.1%
Take-Two Interactive Software, Inc.*	15,090	1,644,810

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—1.1%
Bumble, Inc., Cl. A*	19,617	$421,570
TripAdvisor, Inc.*	55,704	1,229,944
		1,651,514
INTERNET & DIRECT MARKETING RETAIL—1.4%
Farfetch Ltd., Cl. A*	59,701	444,772
The RealReal, Inc.*	138,202	207,303
Xometry, Inc., Cl. A*	27,638	1,569,562
		2,221,637
LEISURE FACILITIES—0.7%
Planet Fitness, Inc., Cl. A*	20,177	1,163,406
LIFE SCIENCES TOOLS & SERVICES—8.9%
Akoya Biosciences, Inc.*	61,494	722,554
Alpha Teknova, Inc.*	14,200	47,428
Bio-Techne Corp.	16,283	4,624,372
Cytek Biosciences, Inc.*	24,335	358,211
ICON PLC*	8,720	1,602,562
Maravai LifeSciences Holdings, Inc., Cl. A*	20,777	530,437
MaxCyte, Inc.*	20,944	136,136
NanoString Technologies, Inc.*	99,271	1,267,691
NeoGenomics, Inc.*	168,752	1,452,955
Personalis, Inc.*	48,398	143,742
Rapid Micro Biosystems, Inc., Cl. A*	28,336	91,525
Repligen Corp.*	14,878	2,783,822
		13,761,435
MANAGED HEALTHCARE—2.2%
HealthEquity, Inc.*	49,470	3,322,900
MOVIES & ENTERTAINMENT—2.8%
Live Nation Entertainment, Inc.*	56,908	4,327,284
OIL & GAS EQUIPMENT & SERVICES—0.8%
ChampionX Corp.	34,219	669,666
ProPetro Holding Corp.*	71,439	575,084
		1,244,750
OIL & GAS EXPLORATION & PRODUCTION—5.1%
Coterra Energy, Inc.	36,864	962,888
Magnolia Oil & Gas Corp., Cl. A	348,682	6,907,390
		7,870,278
PERSONAL PRODUCTS—0.4%
The Beauty Health Co.*	51,637	608,800
REGIONAL BANKS—0.6%
Webster Financial Corp.	19,508	881,762
RESEARCH & CONSULTING SERVICES—0.4%
LegalZoom.com, Inc.*	63,985	548,351
RESTAURANTS—5.2%
Shake Shack, Inc., Cl. A*	56,263	2,530,710
The Cheesecake Factory, Inc.	78,213	2,290,077
Wingstop, Inc.	25,799	3,235,710
		8,056,497

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—0.7%
SolarEdge Technologies, Inc.*	4,638	$1,073,512
SEMICONDUCTORS—0.8%
Universal Display Corp.	12,336	1,163,902
SPECIALTY CHEMICALS—3.1%
Balchem Corp.	39,657	4,821,498
TOTAL COMMON STOCKS
(Cost $143,968,817)		146,086,983
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	—
(Cost $339,224)		—
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(a),(c)	287,830	181,333
(Cost $155,594)		181,333
REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
RETAIL—0.9%
Tanger Factory Outlet Centers, Inc.	99,934	1,367,097
(Cost $1,644,720)		1,367,097
SPECIAL PURPOSE VEHICLE—1.3%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	56	1,626,016
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	12	355,404
		1,981,420
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,700,000)		1,981,420
Total Investments
(Cost $147,808,355)	97.2%	$149,616,833
Affiliated Securities (Cost $2,039,224)		1,981,420
Unaffiliated Securities (Cost $145,769,131)		147,635,413
Other Assets in Excess of Liabilities	2.8%	4,281,374
NET ASSETS	100.0%	$153,898,207

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee.

(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

#	American Depositary Receipts.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,400,000	0.49%	$1,626,016	1.06%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	300,000	0.10%	355,404	0.23%
Impulse Dynamics NV, Series E	2/11/22	1,596,062	0.71%	1,596,062	1.04%
Prosetta Biosciences, Inc., Series D	2/6/15	339,224	0.10%	0	0.00%
Tolero CDR	2/6/17	155,594	0.08%	181,333	0.11%
Total				$3,758,815	2.44%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited)

COMMON STOCKS—60.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
General Dynamics Corp.	1,093	$231,902
Raytheon Technologies Corp.	2,506	205,141
TransDigm Group, Inc.*	286	150,098
		587,141
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
BlackRock, Inc., Cl. A	831	457,283
Blackstone, Inc.	4,076	341,161
The Carlyle Group, Inc.	4,029	104,109
		902,553
BIOTECHNOLOGY—2.1%
AbbVie, Inc.	5,506	738,960
Amgen, Inc.	731	164,768
Gilead Sciences, Inc.	2,454	151,387
		1,055,115
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,617	178,029
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	10,272	301,278
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,203	96,778
COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc.	8,108	324,320
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,685	135,322
COPPER—0.3%
Southern Copper Corp.	3,046	136,583
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Visa, Inc., Cl. A	2,698	479,300
DIVERSIFIED BANKS—2.5%
Bank of America Corp.	14,212	429,202
JPMorgan Chase & Co.	7,722	806,949
		1,236,151
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,710	290,901
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp. PLC	3,127	417,017
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	2,207	390,926
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,852	201,665
GOLD—0.1%
Newmont Corp.	1,763	74,099
HEALTHCARE EQUIPMENT—0.5%
Medtronic PLC	2,865	231,349
HEALTHCARE SERVICES—1.0%
CVS Health Corp.	5,268	502,409
HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	3,055	842,997

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—60.4% (CONT.)	SHARES	VALUE
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	4,146	$523,432
HYPERMARKETS & SUPER CENTERS—0.6%
Walmart, Inc.	2,244	291,047
INDUSTRIAL CONGLOMERATES—1.2%
Honeywell International, Inc.	3,636	607,103
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,507	350,724
INDUSTRIAL MACHINERY—0.3%
Parker-Hannifin Corp.	640	155,078
INTEGRATED OIL & GAS—2.6%
Chevron Corp.	4,374	628,413
Exxon Mobil Corp.	5,233	456,893
TotalEnergies SE#	4,927	229,204
		1,314,510
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
AT&T, Inc.	8,043	123,380
Verizon Communications, Inc.	10,096	383,345
		506,725
INTERACTIVE MEDIA & SERVICES—4.3%
Alphabet, Inc., Cl. A*	10,053	961,569
Alphabet, Inc., Cl. C*	9,660	928,809
Meta Platforms, Inc., Cl. A*	1,657	224,822
		2,115,200
INTERNET & DIRECT MARKETING RETAIL—1.5%
Amazon.com, Inc.*	6,703	757,439
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	9,912	783,147
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	783	168,846
MANAGED HEALTHCARE—2.2%
UnitedHealth Group, Inc.	2,204	1,113,108
MULTI-LINE INSURANCE—0.3%
The Hartford Financial Services Group, Inc.	2,582	159,929
MULTI-UTILITIES—0.4%
Sempra Energy	1,436	215,314
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Pioneer Natural Resources Co.	887	192,062
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,628	134,659

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

COMMON STOCKS—60.4% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—4.7%
AstraZeneca PLC#	5,015	$275,023
Bristol-Myers Squibb Co.	2,952	209,858
Eli Lilly & Co.	1,173	379,289
GSK PLC#	3,326	97,884
Johnson & Johnson	4,027	657,851
Merck & Co., Inc.	2,724	234,591
Novartis AG#	2,108	160,229
Pfizer, Inc.	6,956	304,394
		2,319,119
RAILROADS—0.5%
Union Pacific Corp.	1,184	230,667
RESTAURANTS—1.0%
McDonald’s Corp.	1,234	284,733
Starbucks Corp.	2,764	232,895
		517,628
SEMICONDUCTOR EQUIPMENT—1.6%
KLA Corp.	2,600	786,838
SEMICONDUCTORS—2.9%
Broadcom, Inc.	1,602	711,304
QUALCOMM, Inc.	4,759	537,672
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,951	202,320
		1,451,296
SOFT DRINKS—2.2%
PepsiCo, Inc.	3,734	609,613
The Coca-Cola Co.	8,784	492,079
		1,101,692
SYSTEMS SOFTWARE—5.6%
Microsoft Corp.	11,370	2,648,073
Oracle Corp.	2,382	145,469
		2,793,542
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.	19,515	2,696,973
TOBACCO—0.8%
Altria Group, Inc.	5,538	223,625
Philip Morris International, Inc.	2,015	167,265
		390,890
TOTAL COMMON STOCKS
(Cost $16,761,520)		30,060,901
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,434	236,598
(Cost $147,024)		236,598
REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
HEALTHCARE—0.4%
Welltower, Inc.	2,974	191,288
INDUSTRIAL—0.3%
Prologis, Inc.	1,262	128,219

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—2.8% (CONT.)	SHARES	VALUE
MORTGAGE—0.4%
Blackstone Mortgage Trust, Inc., Cl. A	8,983	$209,663
RETAIL—0.4%
Simon Property Group, Inc.	2,371	212,797
SPECIALIZED—1.3%
Crown Castle International Corp.	3,235	467,619
Lamar Advertising Co., Cl. A	2,052	169,270
		636,889
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,292,653)		1,378,856
CORPORATE BONDS—28.7%	PRINCIPAL AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—1.9%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	942,453
APPLICATION SOFTWARE—1.9%
Salesforce, Inc., 0.625%, 7/15/24	1,000,000	933,143
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	425,238
BIOTECHNOLOGY—1.9%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	962,238
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
PayPal Holdings, Inc., 1.35%, 6/1/23	500,000	490,453
DIVERSIFIED BANKS—2.9%
Bank of America Corp., 3.342%, 5/28/24+
(3-Month BSBY + 0.43%)	500,000	490,275
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	965,348
		1,455,623
ELECTRIC UTILITIES—1.0%
NextEra Energy Capital Holdings, Inc., 3.254%, 2/22/23+
(3-Month LIBOR + 0.27%)	500,000	498,592
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Rockwell Automation, Inc., 0.35%, 8/15/23	500,000	482,652
HEALTHCARE SERVICES—0.9%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(a)	500,000	472,474
HOME IMPROVEMENT RETAIL—1.0%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	477,565
HYPERMARKETS & SUPER CENTERS—1.0%
Walmart, Inc., 3.9%, 9/9/25	500,000	491,362
LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific, Inc., 0.797%, 10/18/23	500,000	481,283
MANAGED HEALTHCARE—1.9%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	953,056
PACKAGED FOODS & MEATS—1.0%
Nestle Holdings, Inc., 0.606%, 9/14/24	550,000	509,809
RESTAURANTS—1.0%
Starbucks Corp., 3.073%, 2/14/24+
(1-Day SOFR + 0.42%)	500,000	497,115
SEMICONDUCTOR EQUIPMENT—1.0%
KLA Corp., 4.65%, 11/1/24	500,000	499,129

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO

Schedule of Investments September 30, 2022 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—28.7% (CONT.)	AMOUNT	VALUE
SEMICONDUCTORS—2.0%
NVIDIA Corp., 0.309%, 6/15/23	1,000,000	$972,731
SPECIALIZED—2.3%
Crown Castle International Corp., 3.2%, 9/1/24	1,200,000	1,162,314
SYSTEMS SOFTWARE—1.0%
VMware, Inc., 0.6%, 8/15/23	500,000	481,619
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.2%
Apple, Inc., 1.125%, 5/11/25	1,200,000	1,100,892
TOTAL CORPORATE BONDS
(Cost $15,043,798)		14,289,741
Total Investments
(Cost $33,244,995)	92.4%	$45,966,096
Unaffiliated Securities (Cost $33,244,995)		45,966,096
Other Assets in Excess of Liabilities	7.6%	3,779,701
NET ASSETS	100.0%	$49,745,797

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, this security may be sold prior to its maturity only to qualified institutional buyers. This security represents 0.9% of the net assets of the Portfolio.
+	Variable rate securities based on reference index and spread. The rate reported is the rate in effect as of September 30, 2022.

Abbreviations:

BSBY	- Bloomberg Short-Term Bank Yield Index
LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares. Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offered Class S shares prior to their conversion into Class I-2 shares on June 2, 2022.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time). The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolios’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as the valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Portfolios’ Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Portfolios’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolios’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Basic Materials	$763,064	$763,064	$—	$—
Communication Services	31,190,343	31,190,343	—	—
Consumer Discretionary	74,105,789	69,753,775	4,352,014	—
Consumer Staples	3,368,230	3,368,230	—	—
Energy	13,376,944	13,376,944	—	—
Financials	7,129,135	7,129,135	—	—
Healthcare	70,242,630	70,242,630	—	—
Industrials	23,845,180	23,845,180	—	—
Information Technology	122,338,415	122,338,415	—	—
Materials	4,090,302	4,090,302	—	—
Utilities	5,196,074	5,196,074	—	—
TOTAL COMMON STOCKS	$355,646,106	$351,294,092	$4,352,014	$—
PREFERRED STOCKS
Information Technology	324,483	—	—	324,483
REAL ESTATE INVESTMENT TRUST
Real Estate	2,265,532	2,265,532	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	551,684	—	—	551,684
TOTAL INVESTMENTS IN SECURITIES	$358,787,805	$353,559,624	$4,352,014	$876,167

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$18,252,329	$18,252,329	$—	$—
Consumer Discretionary	46,656,992	46,656,992	—	—
Consumer Staples	5,253,845	5,253,845	—	—
Energy	7,005,842	7,005,842	—	—
Financials	2,404,441	2,404,441	—	—
Healthcare	42,847,248	37,493,615	5,353,633	—
Industrials	20,432,778	20,432,778	—	—
Information Technology	91,250,145	91,250,145	—	—
Mutual Funds	9,864,594	9,864,594	—	—
TOTAL COMMON STOCKS	$243,968,214	$238,614,581	$5,353,633	$—
SPECIAL PURPOSE VEHICLE
Information Technology	2,206,736	—	—	2,206,736
TOTAL INVESTMENTS IN SECURITIES	$246,174,950	$238,614,581	$5,353,633	$2,206,736

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,754,709	$2,754,709	$—	$—
Consumer Discretionary	2,280,301	2,280,301	—	—
Consumer Staples	2,361,350	2,361,350	—	—
Energy	1,529,967	1,529,967	—	—
Financials	3,287,803	3,287,803	—	—
Healthcare	4,954,614	4,954,614	—	—
Industrials	2,049,687	2,049,687	—	—
Information Technology	8,058,053	8,058,053	—	—
Materials	613,070	613,070	—	—
Utilities	497,755	497,755	—	—
TOTAL COMMON STOCKS	$28,387,309	$28,387,309	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	216,375	216,375	—	—
REAL ESTATE INVESTMENT TRUST
Financials	197,036	197,036	—	—
Real Estate	1,116,647	1,116,647	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,313,683	$1,313,683	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$29,917,367	$29,917,367	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,053,352		$6,053,352	$—	$—
Consumer Discretionary	13,779,259		13,779,259	—	—
Consumer Staples	3,114,885		3,114,885	—	—
Energy	5,653,404		5,653,404	—	—
Financials	5,686,251		5,686,251	—	—
Healthcare	19,545,285		19,545,285	—	—
Industrials	16,908,188		16,908,188	—	—
Information Technology	34,066,585		34,066,585	—	—
Materials	1,901,412		1,901,412	—	—
Mutual Funds	3,938,960		3,938,960	—	—
TOTAL COMMON STOCKS	$110,647,581		$110,647,581	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	267,812		—	—	267,812
REAL ESTATE INVESTMENT TRUST
Real Estate	1,043,651		1,043,651	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,401,281		—	—	1,401,281
TOTAL INVESTMENTS IN SECURITIES	$113,360,325		$111,691,232	$—	$1,669,093

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$16,931		$16,931	$—	$—
Consumer Discretionary	254,448		254,448	—	—
Energy	103,707		103,707	—	—
Financials	277,482		277,482	—	—
Healthcare	457,990		457,990	—	—
Industrials	512,729		512,729	—	—
Information Technology	531,274		531,274	—	—
Real Estate	140,908		140,908	—	—
TOTAL COMMON STOCKS	$2,295,469		$2,295,469	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$2,295,469		$2,295,469	$—	$—

Alger Small Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,124,748		$8,124,748	$—	$—
Consumer Discretionary	16,849,623		16,849,623	—	—
Consumer Staples	9,502,199		9,502,199	—	—
Energy	9,115,028		9,115,028	—	—
Financials	1,335,090		1,335,090	—	—
Healthcare	45,125,737		43,529,675	—	1,596,062
Industrials	9,656,872		9,656,872	—	—
Information Technology	41,556,188		41,556,188	—	—
Materials	4,821,498		4,821,498	—	—
TOTAL COMMON STOCKS	$146,086,983		$144,490,921	$—	$1,596,062
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	181,333		—	—	181,333
REAL ESTATE INVESTMENT TRUST
Real Estate	1,367,097		1,367,097	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,981,420		—	—	1,981,420
TOTAL INVESTMENTS IN SECURITIES	$149,616,833		$145,858,018	$—	$3,758,815

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,923,203	$2,923,203	$—	$—
Consumer Discretionary	2,422,232	2,422,232	—	—
Consumer Staples	2,508,726	2,508,726	—	—
Energy	1,641,231	1,641,231	—	—
Financials	3,472,706	3,472,706	—	—
Healthcare	5,221,100	5,221,100	—	—
Industrials	2,175,035	2,175,035	—	—
Information Technology	8,532,269	8,532,269	—	—
Materials	658,184	658,184	—	—
Utilities	506,215	506,215	—	—
TOTAL COMMON STOCKS	$30,060,901	$30,060,901	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	236,598	236,598	—	—
REAL ESTATE INVESTMENT TRUST
Financials	209,663	209,663	—	—
Real Estate	1,169,193	1,169,193	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,378,856	$1,378,856	$—	$—
CORPORATE BONDS
Consumer Discretionary	1,399,918	—	1,399,918	—
Consumer Staples	1,001,171	—	1,001,171	—
Financials	1,455,623	—	1,455,623	—
Healthcare	2,869,051	—	2,869,051	—
Industrials	1,425,105	—	1,425,105	—
Information Technology	4,477,967	—	4,477,967	—
Real Estate	1,162,314	—	1,162,314	—
Utilities	498,592	—	498,592	—
TOTAL CORPORATE BONDS	$14,289,741	$—	$14,289,741	$—
TOTAL INVESTMENTS IN SECURITIES	$45,966,096	$31,676,355	$14,289,741	$—

*  Alger Mid Cap Growth Portfolio’s, Alger Weatherbie Specialized Growth Portfolio’s and Alger Small Cap Growth Portfolio’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2022.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2022	$462,008
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(137,525)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	324,483
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$(137,525)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$760,532
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(208,848)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	551,684
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$(208,848)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$3,042,128
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(835,392)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	2,206,736
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$(835,392)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2022	$314,572
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(46,760)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	267,812
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$(46,760)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$1,949,281
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(548,000)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	1,401,281
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$(548,000)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2022	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	1,596,062
Sales	—
Closing balance at September 30, 2022	1,596,062
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2022	$212,994
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(31,661)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	181,333
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$(31,661)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$2,747,692
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(766,272)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2022	1,981,420
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2022	$(766,272)

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Portfolios’ Level 3 fair value measurements of its investments as of September 30, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolios’ fair value measurements.

	Fair Value September 30, 2022		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Capital Appreciation Portfolio
Preferred Stocks	$324,483		Market Approach	Transaction Price Revenue Multiple	N/A 19.00x–21.00x	N/A N/A
Special Purpose Vehicle	551,684		Market Approach	Transaction Price Revenue Multiple	N/A 19.00x–21.00x	N/A N/A
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	2,206,736		Market Approach	Transaction Price Revenue Multiple	N/A 19.00x–21.00x	N/A N/A
Alger Mid Cap Growth Portfolio
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	267,812		Income Approach	Discount Rate Probability of Success	8.40%-8.72% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,401,281		Market Approach	Transaction Price Revenue Multiple	N/A 19.00x–21.00x	N/A N/A
Alger Weatherbie Specialized Growth
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value September 30, 2022		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Small Cap Growth Portfolio
Common Stocks	1,596,062		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	181,333		Income Approach	Discount Rate Probability of Success	8.40%-8.72% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,981,420		Market Approach	Transaction Price Revenue Multiple	N/A 19.00x–21.00x	N/A N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2022.

The significant unobservable inputs used in the fair value measurement of each Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Portfolios’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Capital Appreciation Portfolio	$3,257,928	$166	$3,257,762	—
Alger Large Cap Growth Portfolio	6,185,540	(27)	6,185,567	—
Alger Growth & Income Portfolio	269,622	—	269,622	—
Alger Mid Cap Growth Portfolio	6,313,175	—	6,313,175	—
Alger Weatherbie Specialized Growth Portfolio	66,492	—	66,492	—
Alger Small Cap Growth Portfolio	4,476,106	—	4,476,106	—
Alger Balanced Portfolio	3,768,815	—	3,768,815	—
Total	$24,337,678	$139	$24,337,539	—

NOTE 4 — Affiliated Securities:

During the nine-month period ended September 30, 2022, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Portfolio(s) for purposes of the 1940 Act. Transactions during the nine-month period ended September 30, 2022 with such affiliated persons are summarized below. During this period, other Portfolios in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2021	Shares Purchases	Shares Sold	Shares Held at September 30, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2022
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	19	—	—	19	$—	$—	$(208,848)	$551,684
Total					$—	$—	$(208,848)	$551,684

Security	Shares Held at December 31, 2021	Shares Purchases	Shares Sold	Shares Held at September 30, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2022
Alger Large Cap Growth Portfolio
Common Stocks
Alger 35 ETF	364,137	—	—	364,137	$—	$—	$(2,631,436)	$4,796,959
Alger 35 Fund	559,342	—	—	559,342	—	—	(2,852,643)	5,067,635
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	76	—	—	76	—	—	(835,392)	2,206,736
Total					$—	$—	$(6,319,471)	$12,071,330

Security	Shares Held at December 31, 2021	Shares Purchases	Shares Sold	Shares Held at September 30, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2022
Alger Mid Cap Growth Portfolio
Common Stocks
Alger Mid Capital 40 ETF	323,571	11,594	—	335,165	$—	$—	$(2,686,712)	$3,938,960
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	170,419	—	—	170,419	—	—	—	—	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	35	—	—	35	—	—	(384,720)	1,016,260
Crosslink Ventures Capital LLC, Cl. B	13	—	—	13	—	—	(163,280)	385,021
Total					$—	$—	$(3,234,712)	$5,340,241

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2021	Shares Purchases	Shares Sold	Shares Held at September 30, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2022
Alger Weatherbie Specialized Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	10,615	—	—	10,615	$—	$—	$—	$—	*
Total					$—	$—	$—	$—

Security	Shares Held at December 31, 2021	Shares Purchases	Shares Sold	Shares Held at September 30, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2022
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	75,383	—	—	75,383	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	56	—	—	56	—	—	(615,552)	1,626,016
Crosslink Ventures Capital LLC, Cl. B	12	—	—	12	—	—	(150,720)	355,404
Total					$—	$—	$(766,272)	$1,981,420

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2022.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Portfolios because the Portfolios and Prosetta Biosciences, Inc., Series D are under common control.